TURNER FUNDS

TURNER ALL CAP GROWTH FUND

Investor Class

Supplement dated June 18, 2012

to the Prospectus dated January 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 30, 2012:

1.                           The disclosure under “All Cap Growth Fund — Management — Portfolio Managers” on page 17 is deleted and replaced by the following:

Portfolio Managers

Christopher K. McHugh, Vice President and Senior Portfolio Manager/Security Analyst and Tara R. Hedlund, CFA, CPA, Portfolio Manager/Global Security Analyst, are the co-lead portfolio managers of the Turner All Cap Growth Fund.  Mr. McHugh co-founded Turner in 1990.  Ms. Hedlund joined Turner in 2000.

2.                           The first paragraph under “Portfolio Managers” on page 54 is deleted and replaced by the following:

The All Cap Growth Fund is managed by a team co-led by Christopher K. McHugh and Tara R. Hedlund. The Concentrated Growth Fund is managed by a team led by Robert Turner. The Large Growth Fund is managed by a team led by Robert Turner. The Emerging Growth Fund is managed by a team led by Frank Sustersic. The Midcap Growth Fund is managed by a team led by Christopher K. McHugh. The Small Cap Growth Fund is managed by a team led by Bill McVail. The Global Opportunities Fund is managed by a team led by Christopher K. McHugh. The International Growth Fund is managed by a team led by Mark Turner.

5.                           The fifth paragraph under “Portfolio Managers” on page 55 is deleted and replaced by the following:

Christopher K. McHugh, CFA, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990.  Mr. McHugh is the lead portfolio manager of the Midcap Growth and Global Opportunities Funds.  He is a co-lead portfolio manager of the All Cap Growth Fund.  Prior to 1990, he was a Performance Specialist with Provident Capital Management.  He has 27 years of investment experience.

6.                           The following paragraph is added after the fourteenth paragraph under “Portfolio Managers” on page 55:

Tara R. Hedlund, CFA, CPA, Portfolio Manager/Global Security Analyst, joined Turner in 2000.  Ms. Hedlund is a co-lead portfolio manager of the All Cap Growth Fund.  She has 16 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

TURNER ALL CAP GROWTH FUND

Investor Class

Supplement dated June 18, 2012

to the Statement of Additional Information (“SAI”) dated January 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective June 30, 2012:

1.                                       The first line under the heading “Portfolio Managers — Other Accounts Managed by the Portfolio Managers” on page 42 is deleted and replaced with the following:

The following information is as of September 30, 2011, unless otherwise indicated:

2.                                       The following information is added to the table “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — All Cap Growth Fund” on page 48:

Turner All Cap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Tara R. Hedlund, CFA, CPA (Co-Lead Manager) as of March 31, 2012	0 Accounts $0	1 Account $618 thousand	0 Accounts $0	0 Accounts	$0	1 Account	$618 thousand	0 Accounts	$0

3.                                       The first sentence under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds” is deleted and replaced by the following:

The table below provides beneficial ownership of shares of the portfolio managers of the Funds as of September 30, 2011, unless otherwise noted.

4.                                       The following disclosure is added following the third line in the table “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds” on page 56:

Tara R. Hedlund (as of March 31, 2012)	$50,001-$100,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE